Related parties - Summary of time deposits at related parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ 61,799,463	₺ 43,149,226
Banks - Time deposits | Gross carrying amount
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	56,651,371	33,568,984
Banks - Time deposits | Gross carrying amount | Ziraat Bankasi
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	50,443,208	8,261,993
Banks - Time deposits | Gross carrying amount | Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	2,764,074	5,509,008
Banks - Time deposits | Gross carrying amount | Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	3,286,482	11,463,011
Banks - Time deposits | Gross carrying amount | Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ 157,607	₺ 8,334,972